Fixed Assets	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets

8.    FIXED ASSETS

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Computer equipment	15,193	18,354	2,821
Office building	3,247	4,003	615
Office building related facility, machinery and equipment	1,772	1,956	301
Vehicles	45	80	12
Office equipment	546	690	106
Leasehold improvements	316	341	52
Construction in progress	755	680	105

	21,874	26,104	4,012
Accumulated depreciation and impairment	(10,580)	(13,629)	(2,095)

	11,294	12,475	1,917

The Company obtained certain computer servers and equipment by entering into capital leases. The gross amount and the accumulated depreciation of these servers and equipment were RMB221 million and RMB210 million, respectively, as of December 31, 2016 and RMB198 million (US$30 million) and RMB198 million (US$30 million), respectively, as of December 31, 2017.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB2.9 billion, RMB3.4 billion and RMB3.8 billion (US$580 million) for the years ended December 31, 2015, 2016 and 2017, respectively. The Company recognized impairment charges on fixed assets of nil, nil and RMB70 million (US$11 million) for the years ended December 31, 2015, 2016 and 2017, respectively.